Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Annual Rate of Depreciation	Annual rates of depreciation are as follows:
%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Schedule of Fair Value of Stock Options Valuation Assumptions

The fair value for the Company’s stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	December 31,
	2018	2017

Dividend yield	0%	0%
Risk-free interest rate	2.70%	1.78%
Expected term (in years)	4.22	4.18
Volatility	78%	79%

Summary of Changes in Accumulated Other Comprehensive Income

The following table summarizes the changes in accumulated balances of other comprehensive income, net of taxes for the years ended December 31, 2018 and 2017:

Accumulated foreign currency translation differences

Balance as of December 31, 2016	$222
Net current period other comprehensive loss	170

Balance as of December 31, 2017	$392
Net current period other comprehensive loss	(172)

Balance as of December 31, 2018	$220

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Deposits

The following table provides a reconciliation of cash and cash equivalents and restricted deposits reported within the consolidated balance sheets that sum to the total of such amounts in the consolidated statements of cash flows:

	December 31, 2018	December 31, 2017	December 31, 2016

Cash and cash equivalents	$20,814	$12,417	$1,205
Restricted cash	422	322	317

Cash and cash equivalents and restricted cash	$21,236	$12,739	$1,522